EQUITY (Details Narrative 1) - USD ($)		1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2014	Dec. 31, 2015	Jul. 31, 2014	Apr. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2011
Net proceeds received										$ 18,255,444
Legal expenses							$ 122,512
Other expense related to issuance of shares										$ 1,690,658
Placement Agent [Member]
Cash commission				$ 81,000
Common Stock [Member]
Number of shares issued										21,549,510
Number of common shares issued											23,549,510
Private Placement Offering [Member]
Number of units issued	21,549,510
Share price (in dollars per unit)	$ 1.00		$ 1.00
Term of warrants	5 years
Net proceeds received	$ 18,255,444
Offering expense	$ 500,000
Number of units of securities sold	21,549,510
Sales price per unit of securities sold	$ 1.00
Holding term in which additional shares are issued to the holder	2 years
Commission rate paid to placement agents expressed as a percentage of the gross funds raised from investors in the PPO	10.00%
Maximum number of unit sales that agents are entitled to receive warrant commissions	20,000,000
Aggregate legal expenses that are reimbursable to placement agents in connection with private placement offering	$ 30,000		$ 30,000
Proceeds received through private placement	$ 500,000
The maximum number of units that can be sold through private placement in order to provide certain anti-dilution protection to the holders of the Company's Common Stock immediately prior to the Merger (after giving effect to the Split-Off)	15,000,000
Equity issuance, price per share	$ 1.00		$ 1.00
Private Placement Offering [Member] | Holders Of Companys Common Stock [Member]
Number of shares issued	1,690,658
Issuance cost	$ 1,690,658
Equity issuance, price per share	$ 1.00		$ 1.00
Private Placement Offering [Member] | Placement Agent [Member]
Number of shares issued	150,000
Number of common shares issued	150,000		150,000
Warrant exercise price (in dollars per share)	$ 1.00		$ 1.00
Term of warrants	5 years
Percent cash commission of gross funds raised	10.00%		10.00%
Legal expenses	$ 30,000
Cash commission	2,154,951
Payments for commissions	$ 2,154,951
Number of common shares issued from warrants provided to placement agents	2,000,000
Private Placement Offering [Member] | Warrant [Member]
Number of shares issued	1						23,549,509		23,549,510
Warrant exercise price (in dollars per share)	$ 2.00		$ 2.00
Term of warrants	5 years	3 years 6 months 29 days	5 years				2 years 9 months 29 days
Private Placement Offering [Member] | Warrant [Member] | Placement Agent [Member]
Number of common shares issued	2,000,000		2,000,000
Warrant exercise price (in dollars per share)	$ 1.00		$ 1.00
Percentage of common stock purchased	10.00%		10.00%
Private Placement Offering [Member] | Common Stock [Member]
Number of shares issued	1
Additional shares issued	1,690,658
Other expense related to issuance of shares	$ 1,690,658